Consolidated Balance Sheets - EUR (€) € in Thousands		Dec. 31, 2016		Dec. 31, 2015
Assets
Cash and cash equivalents		€ 2,906,868		€ 2,458,717
Short-term investments		1,150,000		950,000
Accounts receivable, net		700,206		803,696
Finance receivables, net		447,384		280,523
Current tax assets		11,622		19,080
Inventories, net		2,780,878		2,573,730
Deferred tax assets 1	[1]	0		133,131	[2]
Other assets		560,471		488,824
Total current assets		8,557,429		7,707,701
Finance receivables, net		117,232		124,036
Deferred tax assets 1	[1]	34,940		29,012	[2]
Other assets		612,305		450,882
Goodwill		4,873,894		2,624,552
Other intangible assets, net		1,322,924		738,170
Property, plant and equipment, net		1,687,237		1,620,678
Total non-current assets		8,648,532		5,587,330
Total assets		17,205,961		13,295,031
Liabilities and shareholders’ equity
Accounts payable		593,197		527,894
Accrued and other liabilities		2,236,012		2,566,593
Current tax liabilities		201,930		3,654
Current portion of long-term debt		247,672		4,211
Provisions		1,785		2,441
Deferred tax liabilities 1	[1],[2]	0		2,379
Total current liabilities		3,280,596		3,107,172
Long-term debt		3,071,793		1,125,474
Deferred and other tax liabilities 1	[1]	396,837		256,740
Provisions		20,524		2,445
Accrued and other liabilities		615,730	[3]	414,369	[4]
Total non-current liabilities		4,104,884		1,799,028
Total liabilities		7,385,480		4,906,200
Commitments and contingencies		0		0
Cumulative Preference Shares; EUR 0.09 nominal value;		0		0
Share premium		3,693,587		3,070,332
Treasury shares at cost		(796,173)		(476,922)
Retained earnings		6,282,504		5,284,315
Accumulated other comprehensive income		601,172		472,320
Total shareholders’ equity		9,820,481		8,388,831
Total liabilities and shareholders’ equity		17,205,961		13,295,031
Common Class B [Member]
Liabilities and shareholders’ equity
Issued and outstanding shares		0		0
Common Stock [Member]
Liabilities and shareholders’ equity
Issued and outstanding shares		€ 39,391		€ 38,786

[1]	As of January 1, 2016, ASML early adopted the amendment to ASC 740 “Income taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”, which requires that deferred tax liabilities and assets are classified as non-current in the consolidated balance sheets. The comparative figures have not been adjusted to reflect this change in accounting policy.
[2]	As of January 1, 2016, ASML early adopted the amendment to ASC 740 “Income taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”, which requires that deferred tax liabilities and assets are classified as non-current in the consolidated balance sheets. The comparative figures have not been adjusted to reflect this change in accounting policy.
[3]	As of December 31, 2016 the main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenue for pending services and EUV systems and upgrades.
[4]	As of December 31, 2015 the main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenue with respect to services.